4. EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equipment Details
Automobile	$ 25,828	$ 25,828
Office Equipment	5,560	2,086
Less Accumulated Depreciation	(17,295)	(11,406)
Total Property and Equipment	$ 14,093	$ 16,508